UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2005

Date of reporting period: July 1, 2004 through June 30, 2005

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2005

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance: June 30, 2005

Investors often do not understand that as interest rates rise, bond prices fall, and vice versa. No rational discussion of a bond fund’s performance can take place, however, without a clear grasp of this fact. Each individual bond has its own fixed rate of interest; a rate that reflects a going market rate for a bond of that quality and maturity at the time that bond was issued. Over a period of time the going rate for that particular bond will vary as market conditions for interest rates vary. If, for example, the bond carries a fixed rate of 5.00%, and market conditions dictate a market rate of 5.50% a year later, that bond will sell at about 91% of its face value. If that market rate has gone down to, say, 4.5%, that bond will sell at about 111% of its face value. So, for purposes of discussion of bond mutual funds, it is generally sufficient to understand that bond prices fall as interest rates rise, and rise as interest rates fall, and interest rates are constantly rising and falling.

There are other elements of a bond’s makeup that affect a bond’s market performance, two being the bond’s maturity and call features. Maturity is the date a bond is scheduled to return the bond’s principal. Call features are the date and price at which a bond can be paid prior to maturity. If interest rates have risen and a bond is now selling at a discount from face value, that bond will gradually tick up, day by day, toward its face value. The nearer its maturity, the faster it will accrete. Likewise if a bond is callable soon at a low price, say 101, or even par (100), and interest rates drop, raising the price to a premium, that call price may hold down the premium at which that bond will trade. All of these things affect performance of a fund holding bonds of this description.

A last consideration that affects a bond’s market price is the shape of the yield curve. The “yield curve” is the interest rate a bond will sell for in each maturity from one to, say, thirty years in each of those thirty years. Our policy is to buy on a “shoulder” of the yield curve when possible. A yield curve shoulder is that maturity beyond which yields increase more slowly as maturities lengthen than they have been increasing prior to that maturity. Buying on such a shoulder will tend to support the price of a bond as years pass and its maturity becomes shorter. But yield curves are not static and tend to vary in “slope” in changing markets, which also affects performance. In the past year the yield curve has been flattening as the Federal Reserve has raised rates.

We avoid discounted bonds and prefer premium bonds when we can find them. This helps us minimize (but not eliminate) the effects of new issue and market discount tax rules which, beyond a point, accelerate bond discounts in rising interest rate markets.

We tend to buy highly rated bonds of the best quality and hold them. If a bond’s rating falls, so will its price. There were no rating changes in the past year in any of the state general obligation credits of Kentucky, Tennessee, North Carolina, Mississippi or Alabama; the states in which we operate state-specific funds.

We do not try to anticipate market direction, instead, we attempt to buy quality bonds at the best price possible on a shoulder of the yield curve and hold them in down markets as well as up markets. This has led to another year of better-than-average performance, relative to other single-state municipal bond funds, a trend that has continued for us for many years.

This is our long term strategy and is one which we never vary. This strategy has consistently garnered excellent ratings from Morningstar, as well as from Lipper, BusinessWeek, Forbes and other national publications. For example, at the close of this year we had Morningstar ratings of five stars, their best, on seven of the nine funds we manage. Two of our funds had a rating of three stars.

i

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Alabama Tax-Free Income Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	73.86%
Aa/AA	17.86%
A	6.43%
Baa/BBB	1.72%
Not Rated	.13%

COMPOSITION
Prerefunded	.42%
General Obligation	15.34%
Certificates of Participation	0%
Lease Revenue	.26%
Municipal Utilities	1.58%
Industrial Revenue	1.37%
Hospitals Healthcare	1.56%
State and Local Mortgage	.13%
University Consolidated Education	1.63%
Public Facilities	2.85%
Insured Municipals	74.86%
Escrowed to Maturity	0%

Kentucky Tax-Free Income Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	69.24%
Aa/AA	17.36%
A	8.27%
Baa/BBB	3.82%
Not Rated	1.31%

COMPOSITION
Prerefunded	7.41%
General Obligation	2.72%
Certificates of Participation	.75%
Lease Revenue	13.81%
Municipal Utilities	.29%
Industrial Revenue	2.48%
Hospitals Healthcare	5.95%
State and Local Mortgage	.61%
University Consolidated Education	1.52%
Public Facilities	2.02%
Insured Municipals	55.86%
Escrowed to Maturity	6.58%

Kentucky Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	54.99%
Aa/AA	34.25%
A	4.33%
Baa/BBB	5.70%
Not Rated	.73%

COMPOSITION
Prerefunded	3.32%
General Obligation	5.47%
Certificates of Participation	.55%
Lease Revenue	19.27%
Municipal Utilities	4.31%
Industrial Revenue	2.34%
Hospitals Healthcare	9.13%
State and Local Mortgage	0%
University Consolidated Education	1.05%
Public Facilities	0%
Insured Municipals	47.90%
Escrowed to Maturity	6.66%

Mississippi Tax-Free Income Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	73.17%
Aa/AA	16.98%
A	5.16%
Baa/BBB	3.27%
Not Rated	1.42%

COMPOSITION
Prerefunded	5.26%
General Obligation	17.86%
Certificates of Participation	.95%
Lease Revenue	0%
Municipal Utilities	1.45%
Industrial Revenue	0%
Hospitals Healthcare	0%
State and Local Mortgage	0%
University Consolidated Education	0%
Public Facilities	1.17%
Insured Municipals	72.02%
Escrowed to Maturity	1.29%

North Carolina Tax-Free Income Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	62.17%
Aa/AA	35.13%
A	2.70%
Baa/BBB	0%
Not Rated	0%

COMPOSITION
Prerefunded	6.66%
General Obligation	2.48%
Certificates of Participation	10.69%
Lease Revenue	4.23%
Municipal Utilities	1.31%
Industrial Revenue	0%
Hospitals Healthcare	13.18%
State and Local Mortgage	.70%
University Consolidated Education	0%
Public Facilities	1.69%
Insured Municipals	58.27%
Escrowed to Maturity	.79%

North Carolina Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	67.07%
Aa/AA	28.82%
A	4.11%
Baa/BBB	0%
Not Rated	0%

COMPOSITION
Prerefunded	3.03%
General Obligation	12.69%
Certificates of Participation	9.02%
Lease Revenue	6.43%
Municipal Utilities	.65%
Industrial Revenue	0%
Hospitals Healthcare	10.49%
State and Local Mortgage	0%
University Consolidated Education	4.88%
Public Facilities	0%
Insured Municipals	51.79%
Escrowed to Maturity	1.02%

Tennessee Tax-Free Income Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	52.84%
Aa/AA	43.48%
A	1.97%
Baa/BBB	1.71%
Not Rated	0%

COMPOSITION
Prerefunded	2.65%
General Obligation	18.71%
Certificates of Participation	0%
Lease Revenue	.32%
Municipal Utilities	7.22%
Industrial Revenue	.36%
Hospitals Healthcare	14.98%
State and Local Mortgage	5.58%
University Consolidated Education	2.12%
Public Facilities	0%
Insured Municipals	46.52%
Escrowed to Maturity	1.54%

Intermediate Government Bond Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	100.00%

COMPOSITION
Federal Farm Credit Banks	10.07%
Federal Home Loan Banks	39.28%
Federal Home Loan Mortgage	20.24%
Federal National Mortgage	24.96%
Student Loan Mortgage	5.45%

Tennessee Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Investments at market
Aaa/AAA	51.38%
Aa/AA	45.30%
A	1.28%
Baa/BBB	1.40%
Not Rated	.64%

% of Investments at market
Prerefunded	4.22%
General Obligation	23.42%
Certificates of Participation	0%
Lease Revenue	2.78%
Municipal Utilities	1.51%
Industrial Revenue	0%
Hospitals Healthcare	4.42%
State and Local Mortgage	.64%
University Consolidated Education	7.61%
Public Facilities	0%
Insured Municipals	55.40%
Escrowed to Maturity	0%

PERFORMANCE COMPARISON

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
76.39% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000%	11/01/2025	Aaa/AAA*/AAA@	$100,000	$105,765
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,428
Alabama Private Colleges & University Facilities Authority	5.900	09/01/2016	Aaa/AAA*/AAA@	10,000	10,573
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	103,462
AL State Board of Education Revenue Bonds Calhoun Community	5.000	05/01/2021	Aaa/AAA@	100,000	108,392
AL State Board of Education Revenue Bonds Calhoun Community	5.000	05/01/2022	Aaa/AAA@	400,000	432,240
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	119,484
AL State University Revenue General Tuition & Fee—Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	54,241
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,299
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	52,902
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	177,264
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	100,000	105,302
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	208,506
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	105,617
Birmingham AL Multifamily Housing Revenue—Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,345
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*/AAA@	125,000	139,310
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	106,659
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	206,104
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*/AAA@	10,000	10,205
Colbert County Northwest AL Health Care Facility	5.750	06/01/2020	Aaa/AAA*/AAA@	20,000	20,410
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	59,881
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	483,408
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*	25,000	26,579
Fort Payne AL Warrants	5.500	05/01/2016	Aaa/AAA*/AAA@	10,000	10,440
Gasden AL Warrants—Series B	4.600	08/01/2022	Aaa/AAA@	100,000	103,988
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	37,456
Huntsville AL Capital Improvement Warrants—Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	206,302
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	146,374
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*/AAA@	50,000	55,504
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	216,318
Huntsville AL Public Educational Building—A&M	5.600	06/01/2014	A*	20,000	21,604
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	162,771
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	32,739
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*/AAA@	50,000	54,078
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	AAA*/AAA@	10,000	10,643
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	53,086
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	32,171
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	108,184
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	80,675
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	26,515
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*/AAA@	150,000	158,024
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	37,477
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	54,298
Morgan County AL Water and Sewer General Obligation Warrant	5.000	04/01/2028	Aaa	100,000	106,028
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	258,688
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	38,281
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	11,173
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	154,719
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,969
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	250,000	255,920
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa/AAA@	10,000	11,084
Sylacauga AL Warrants	5.500	06/01/2025	Aaa/AAA@	25,000	27,567
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Aaa/AAA@	100,000	105,246
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	89,429
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	73,688
University of Alabama Revenue—Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	27,877
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*/AAA@	10,000	10,610
University AL University Revenue Hospital—Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	55,473
University of Southern AL University Revenue & Capital	5.000	03/15/2021	Aaa/AAA@	370,000	398,087

					5,920,862

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

GENERAL OBLIGATION BONDS
15.66% of Net Assets
AL State Series A	5.000%	06/01/2019	Aa3/AA*	$30,000	$32,003
AL State Series A	5.000	06/01/2020	Aa3/AA*	100,000	106,025
Alabama State Series B	5.000	06/01/2021	Aa3/AA*	30,000	31,766
AL State Series A	4.625	09/01/2022	Aa3/AA*	100,000	104,978
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	53,144
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	16,439
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	158,484
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	110,178
Birmingham AL Referral Warrants - Series A	5.250	05/01/2018	Aa3/AA*/AA-@	300,000	332,538
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	250,000	267,813

					1,213,368

PUBLIC FACILITIES REVENUE BONDS
2.90% of Net Assets
AL State Public Schools & College Authority-Series B	5.000	12/01/2021	Aa3/AA*	190,000	203,218
Hoover AL Warrants Series A	5.650	01/01/2014	Aa3/AA*	10,000	11,182
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,627

					225,027

UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.67% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	129,169

					129,169

MUNICIPAL UTILITIES
1.61% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	21,288
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	103,730

					125,018

HOSPITALS AND HEALTHCARE
1.59% of Net Assets
Blount County AL Health Care Authority Tax Anticipation	5.750	02/15/2019	BBB+*	25,000	26,981
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	52,961
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	31,889
Oneonta Eastern Health System	7.750	07/01/2021	Baa1/BBB*	10,000	11,193

					123,024

INDUSTRIAL REVENUE BONDS
1.40% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	81,678
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,965

					108,643

PREREFUNDED BONDS
.42% of Net Assets
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	Aaa/AAA*/AAA@	30,000	33,138

					33,138

LEASE REVENUE BONDS
.26% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2	20,000	20,423

					20,423

STATE AND LOCAL MORTGAGE REVENUE BONDS
.13% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	Aaa	10,000	10,322

					10,322

Total Investments (cost $7,593,483)(a)—102.04% of Net Assets					$7,908,994

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$316,927
Unrealized depreciation	(1,416)

Net unrealized appreciation	$315,511

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $7,593,483)		$7,908,994
Cash		64,486
Interest receivable		103,167
Prepaid expenses		4,034

Total assets		8,080,681
LIABILITIES:
Payable for:
Investments purchased	$163,765
Distributions to shareholders	22,647
Fund shares redeemed	90,000
Transfer agent fee	3,782
Total liabilities		280,194

NET ASSETS:
Capital		7,489,323
Net accumulated realized loss on investment transactions		(4,347)
Net unrealized appreciation in value of investments		315,511

Net assets at value		$7,800,487

NET ASSET VALUE, offering price and redemption price per share ($7,800,487 –:– 654,805 shares outstanding; unlimited number of shares authorized; no par value)		$11.91

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$304,333

Expenses:
Investment advisory fee	33,533
Transfer agent fee	10,060
Custodian and interest expense	5,543
Pricing fees	4,812
Professional fees	3,042
Trustee fees	513
Other expenses	2,632

Total expenses	60,135
Fees waived by Adviser	(23,847)
Custodian and interest expense reductions	(5,543)

Net expenses	30,745

Net investment income	273,588

Realized and unrealized gain on investments:
Net realized gain	5,456
Net increase in unrealized appreciation	226,824

Net realized and unrealized gain on investments	232,280

Net increase in net assets resulting from operations	$505,868

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS —ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$273,588	$222,005
Net realized gain/(loss) on investments	5,456	(1,541)
Net increase/(decrease) in unrealized appreciation	226,824	(158,779)

Net increase in net assets resulting from operations	505,868	61,685
Distributions to shareholders from net investment income	(273,588)	(222,005)
Net fund share transactions	2,295,369	817,715

Total increase	2,527,649	657,395
Net assets:
Beginning of year	5,272,838	4,615,443

End of year	$7,800,487	$5,272,838

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$11.45	$11.80	$11.22	$10.99	$10.31

Income from investment operations:
Net investment income	0.48	0.51	0.52	0.56	0.56
Net gains/(losses) on securities, both realized and unrealized	0.46	(0.35)	0.58	0.23	0.68

Total from investment operations	0.94	0.16	1.10	0.79	1.24
Less distributions:
Distributions from net investment income	(0.48)	(0.51)	(0.52)	(0.56)	(0.56)

Net asset value, end of year	$11.91	$11.45	$11.80	$11.22	$10.99

Total return	8.36%	1.36%	9.98%	7.32%	12.33%
Net assets, end of year (in thousands)	$7,800	$5,273	$4,615	$2,404	$1,297
Ratio of net expenses to average net assets (a)	0.46%	0.40%	0.33%	0.28%	0.21%
Ratio of net investment income to average net assets	4.08%	4.36%	4.46%	4.99%	5.27%
Portfolio turnover	3.96%	16.43%	6.24%	18.15%	15.28%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.36% and .08% for 2005, .41% and .10% for 2004, .50% and .12% for 2003, .53% and .23% for 2002, .80%, .72% for 2001, and 2.76% and 1.35% for 2000, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
53.82% of Net Assets
Ballard County School District Finance Corporation	5.000%	06/01/2020	Aaa/AAA@	$1,240,000	$1,340,894
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,396,077
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,631,057
Barren County School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,240,484
Boone County School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,360,802
Boone County School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,573,018
Boone County KY Water—Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,086,930
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/AAA*	1,805,000	1,946,837
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/AAA*	1,900,000	2,043,659
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,245,131
Campbell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,086,780
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2007	Aaa/AAA*/AAA@	1,000,000	1,034,540
Carter County Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	1,031,069
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,707,538
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,475,478
Fayette County School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,225,829
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	780,000	780,991
Greater KY Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,341,570
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,317,011
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,644,580
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,775,470
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	9,168,261
Jefferson County KY School District Finance Corporation	5.125	11/01/2016	Aaa/AAA*/AAA@	1,000,000	1,053,180
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,082,500
Jefferson County Ky School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,159,520
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	3,086,647
Jefferson County KY School District Finance Corporation	3.500	01/01/2014	Aaa/AAA*/AAA@	1,000,000	1,001,960
Jefferson County KY School District - Series A	5.500	01/01/2014	Aaa/AAA*/AAA@	2,275,000	2,614,339
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*/AAA@	1,500,000	1,597,170
Kenton County School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,384,996
KY Asset Liability Community General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,304,477
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,583,700
Kentucky Development Finance Authority-St Claire Medical	5.875	09/01/2013	AAA*	2,000,000	2,041,880
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,552,350
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,882,005
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A*	1,000,000	1,057,280
Kentucky Development Authority-South Central Nursing	6.000	07/01/2027	Aaa/AAA*/AAA@	2,605,000	2,835,308
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,374,169
Kentucky Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,644,288
Kentucky Housing Corporation	5.800	07/01/2013	Aaa/AAA*	840,000	873,138
Kentucky Housing Corporation	5.700	07/01/2017	Aaa/AAA*	500,000	514,370
Kentucky Housing Corporation	5.500	01/01/2015	Aaa/AAA*	920,000	975,513
Kentucky Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,020,290
Kentucky Housing Corporation	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,062,880
Kentucky State Property & Building Commission Project #64	5.500	05/01/2017	Aaa/AAA*/AAA@	8,000,000	8,827,680
KY State Property & Buildings Commission #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,067,560
KY State Property & Buildings Project #72	5.375	10/01/2016	Aaa/AAA*/AAA@	5,000,000	5,638,750
Kentucky State Property & Building #83	5.000	10/01/2013	Aaa/AAA*/AAA@	610,000	678,753
Kentucky State Property & Building	5.000	10/01/2018	Aaa/AAA*/AAA@	17,750,000	19,970,348
Kentucky State Property & Building #83	5.250	10/01/2020	Aaa/AAA*/AAA@	24,220,000	27,950,849
KY State Property & Buildings #74	5.000	02/01/2022	Aaa/AAA*/AAA@	3,000,000	3,303,330
Kentucky State Property & Buildings #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,131,810
Kentucky State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,478,986
Kentucky State Property & Buildings Commission #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,487,765
Kentucky State Property & Buildings #84	5.000	08/01/2019	Aaa/AAA*/AAA@	5,000,000	5,620,500
Kentucky State Property & Building	5.000	08/01/2022	Aaa/AAA*/AAA@	17,500,000	19,696,775
Kentucky State Property & Buildings #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,294,869
Kentucky State Property & Buildings #77	5.250	08/01/2016	Aaa/AAA*/AAA@	1,680,000	1,900,601
Kentucky State Property & Building #77	5.250	08/01/2018	Aaa/AAA*/AAA@	4,325,000	4,912,551
Kentucky Property & Building #79	5.125	10/01/2016	Aaa/AAA*/AAA@	2,040,000	2,295,959
Kentucky State Property & Buildings #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,141,570
Kentucky State Property & Buildings #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,372,944
KY State Property & Building Commission Project #81	5.000	11/01/2017	AMBAC	2,060,000	2,259,779
KY State Property & Building Commission #81	5.000	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,877,758
KY State Property & Building Commission #81	5.000	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,593,067
Kentucky State Property & Building #81	5.000	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,873,209
Kentucky State Property & Building #74	5.375	02/01/2010	Aaa/AAA*/AAA@	1,250,000	1,372,338
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,234,889
Kentucky State Turnpike Economic Development	5.500	07/01/2009	Aaa/AAA*/AAA@	1,000,000	1,091,660

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

KY State Turnpike Authority Economic Development Road Revenue	5.150%	07/01/2019	Aaa/AAA*/AAA@	$1,000,000	$1,091,460
KY Turnpike Economic Development	5.500	07/01/2010	Aaa/AAA*/AAA@	9,000,000	9,989,460
Knox County General Obligation	5.625	06/01/2036	AAA*/AAA@	2,490,000	2,845,622
Letcher County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,888,240
Letcher County School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	2,070,523
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	AAa/AAA*	1,770,000	1,906,556
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,963,425
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,286,137
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,591,078
Louisville & Jefferson County KY Metro Government-Series) A	5.000	11/01/2014	Aaa/AAA*/AAA@	1,375,000	1,535,669
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,633,375
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*/AAA@	10,000,000	10,222,000
Louisville & Jefferson Co Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,372,633
Louisville & Jefferson Co Sewer District	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,534,003
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,990,990
Louisville & Jefferson County Visitors and Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,421,643
Louisville & Jefferson County Visitors and Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,330,528
Louisville & Jefferson County Visitors and Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,551,001
Louisville KY G.O. Series A	5.000	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,644,267
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	5,032,000	5,719,774
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,053,010
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	731,752
Marshall County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,506,288
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,731,445
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,807,783
McCracken County School District Finance Corporation	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,262,280
McCreary County Courthouse & Public Square Corporation Revenue	5.400	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,696,413
Nelson County School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,167,279
Nelson County School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,575,841
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,881,006
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,124,580
Northern KY Water District Revenue	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,049,510
Northern KY Water District Revenue Series A	5.000	02/01/2020	Aaa/AAA@	3,080,000	3,271,330
Northern KY Water District Revenue	5.000	02/01/2021	Aaa/AAA@	2,635,000	2,801,822
Northern KY Water District Revenue	4.000	02/01/2019	Aaa	1,275,000	1,288,133
Northern KY Water District Revenue	4.125	02/01/2020	Aaa	1,325,000	1,344,544
Northern KY Water District Revenue	4.125	02/01/2021	Aaa	1,380,000	1,393,676
Northern KY Water District Revenue	4.500	02/01/2022	Aaa	1,385,000	1,425,567
Northern KY Water District Revenue	4.500	02/01/2024	Aaa	1,035,000	1,066,102
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	190,000	201,930
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,302,540
Shelby County School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,951,670
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,455,301
Spencer County School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,074,190
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,933,399
Warren County Ky Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,566,330
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,057,000
Warren County Ky Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,052,110

					365,591,481

LEASE REVENUE BONDS
13.02% of Net Assets
Boone County Ky School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	2,035,063
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,348,092
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,128,462
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,213,180
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,080,230
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,190,662
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,253,672
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,321,947
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,950,000
Davies County School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,242,688
Estill County KY School District Finance Corporation	5.875	08/01/2016	Aa3	1,780,000	1,877,580
Fayette County KY School District Financial Corporation	5.375	01/01/2017	Aa3/AA-*	1,300,000	1,377,428
Franklin County School District Finance Corporation	4.200	05/01/2023	Aa3	2,195,000	2,203,626
Green County Ky School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,150,556
Greenup County School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,725,900
Hardin County KY School District Finance Corporation	6.000	07/01/2016	Aa3	1,025,000	1,079,663
Hopkins County School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,520,176
Jessamine County KY School District Finance Corporation	5.375	01/01/2017	Aa3/A+*	1,500,000	1,555,665
Kenton County School District Finance Corporation	5.375	03/01/2017	Aa3/A+*	4,300,000	4,563,461
KY Area Development Districts Lease City of Ewing	5.700	06/01/2015	AA*	1,500,000	1,649,520

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Kentucky Area Development Districts Financing Lease-Ewing	5.600%	06/01/2022	AA*	$1,055,000	$1,172,590
KY Area Development Districts Financing Trust Lease	5.350	12/01/2022	AA*	2,560,000	2,804,403
Kentucky Area Development Districts Financing Lease Program	5.400	12/01/2021	AA*	710,000	781,405
Kentucky Area Development Districts Financing Lease - City	5.400	12/01/2021	AA*	1,095,000	1,207,741
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	407,144
Kentucky Infrastructure Authority	6.375	08/01/2014	AA*	700,000	716,744
Kentucky Infrastructure Authority Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,075,660
Kentucky Infrastructure Authority	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,096,241
KY State Property & Buildings Commission Revenue #67	5.375	09/01/2019	Aa3/AAA*/AA-@	3,475,000	3,867,328
Kentucky State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,633,170
Kentucky State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,902,490
Kentucky State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	1,815,000	1,971,326
KY State Property & Building Commission #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,678,125
KYState Property & Buildings Project Number 71	5.500	08/01/2014	Aa3/A+*/AA-@	1,000,000	1,153,640
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,062,200
Laurel County School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,424,588
Lexington-Fayette Urban County Government General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,044,040
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,208,075
Montgomery County School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,154,866
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,261,673
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,687,930
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,226,287
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,998,278
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,078,440
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	Aa3	1,035,000	1,092,070
Scott County School District	5.000	03/01/2021	Aa3	1,240,000	1,338,803
Three Forks Public Property Corporation - Regional Detention	5.500	12/01/2020	NR	2,350,000	2,325,819
Trigg County School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,763,019
Whitley County School Finance	4.800	02/01/2021	Aa3	800,000	843,824

					88,445,490

PREREFUNDED BONDS
6.99% of Net Assets
Floyd County KY Public Property Revenue-Justice Center	6.125	09/01/2018	NR	1,240,000	1,296,383
Jefferson County Ky Improvement	6.000	04/01/2020	Aa2/AA*	1,985,000	2,199,976
Jefferson County KY Capital Projects Corporation Revenue	5.600	04/01/2014	Aaa/AAA*	1,000,000	1,044,180
Junction City KY College Revenue-Center College Project	5.875	04/01/2017	A2	1,000,000	1,071,060
Kentucky State Property & Building #79	5.125	10/01/2019	Aaa/AAA*/AAA@	3,000,000	3,374,100
Kentucky State Property & Building #72	5.375	10/01/2015	Aaa/AAA*/AAA@	4,780,000	5,390,645
Kentucky State Property & Buildings #65	6.000	02/01/2011	Aaa/AAA*/AAA@	2,000,000	2,251,560
KY State Property and Buildings Commission Revenue #72	5.000	10/01/2020	Aaa/AAA*/AAA@	11,305,000	12,496,547
KY State Property & Buildings Commission #74	5.000	02/01/2019	Aaa/AAA*/AAA@	3,000,000	3,320,160
Kentucky State Property & Building #74	5.000	02/01/2020	Aaa/AAA*/AAA@	4,000,000	4,426,880
Kentucky State Property & Building #79	5.000	10/01/2021	Aaa/AAA*/AAA@	5,000,000	5,578,800
Kentucky State Property & Building #79	5.000	10/01/2022	Aaa/AAA*/AAA@	1,500,000	1,673,640
Powell County KY School District Finance Corporation	5.900	08/01/2016	A+*	1,185,000	1,212,694
Union County KY Public Property Corporation	6.125	09/01/2015	NR	700,000	718,494
University of Kentucky Consolidated Education	5.000	05/01/2015	Aaa/AAA*/AAA@	1,305,000	1,417,948

					47,473,067

ESCROWED TO MATURITY BONDS
6.21% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	1,955,000	2,207,410
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/01/2018	Aaa/AAA*/AAA@	33,000,000	34,719,300
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,266,400

					42,193,110

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.61% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	07/01/2011	A-*	270,000	281,254
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2017	A-*	5,000,000	5,219,650
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2013	A-*	2,870,000	2,994,357
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,269,840
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aaa	1,000,000	1,050,040
Kentucky Economic Development Finance Authority Catholic	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,514,301
Kentucky Development Finance Authority Hospital-Appalachian	5.850	10/01/2017	BB-*/BB+@	1,000,000	983,600
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*/AA@	6,950,000	7,261,986
Kentucky Development Finance Authority-Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,201,380
Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,130,860
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	BBB@	7,000,000	7,635,530
Kentucky Economic Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,064,290
Madison County Ky Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA-*	1,785,000	1,947,863
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,585,532

					38,140,483

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

GENERAL OBLIGATION BONDS
2.56% of Net Assets
Bowling Green Ky General Obligation	5.300%	06/01/2018	Aa3	$1,000,000	$1,095,750
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,358,654
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,423,178
Jefferson County Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,715,199
Kentucky Area Development Districts Financing	4.700	06/01/2024	AA*	2,625,000	2,707,189
Kentucky State Property & Buildings Commission Project #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,902,598
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,268,824
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,934,803

					17,406,195

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.34% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	08/01/2009	Baa2	8,835,000	9,073,545
Ashland KY Pollution Control Revenue-Ashland Oil Project	5.700	11/01/2009	Baa2/NR	1,000,000	1,068,230
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	NR	1,920,000	2,022,010
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	07/01/2012	Aa3/AA-*	3,500,000	3,573,570
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	180,000	180,396

					15,917,751

PUBLIC FACILITIES REVENUE BONDS
1.91% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,088,850
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,912,208
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A*	1,000,000	1,069,420
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	545,000	570,631
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,094,259
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A2	1,305,000	1,372,247
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A2	1,380,000	1,449,331
Kentucky State Property & Building Commission Project #63	5.100	11/01/2018	Aa3/AAA*/AA-@	2,000,000	2,176,280
KY State Property & Buildings Community Revenues #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,099,000
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A+*	1,060,000	1,112,926

					12,945,152

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.44% of Net Assets
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,192,124
Georgetown College Project Series A	6.000	11/15/2016	A*	1,000,000	1,092,230
Georgetown College Project Series A	6.250	11/15/2020	A*	4,000,000	4,376,160
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,090,600

					9,751,114

CERTIFICATES OF PARTICIPATION BONDS
.70% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	09/01/2009	A3	1,060,000	1,082,779
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,155,586
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,367,650
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,179,099

					4,785,114

STATE AND LOCAL MORTGAGE REVENUE BONDS
.58% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,824,305
KY State Property & Buildings Community Revenue #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,096,990

					3,921,295

MUNICIPAL UTILITY REVENUE BONDS
.27% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-*	575,000	584,419
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,266,346

					1,850,765

Total Investments (cost $618,479,690)(a) — 95.45% of Net Assets					$648,421,017

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$30,603,555
Unrealized depreciation	(662,228)

Net unrealized appreciation	$29,941,327

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $618,479,690)		$648,421,017
Cash		37,654
Other receivable		20,000
Receivable from investments sold		37,957,590
Interest receivable		8,541,326

Total assets		694,977,587
LIABILITIES:
Payable for:
Investments purchased	$7,888,544
Distributions to shareholders	2,818,527
Fund shares redeemed	73,584
Notes payable	543,000
Investment advisory fee	226,592
Transfer agent fee	67,616
Accrued expenses	63,877

Total liabilities		11,681,740

NET ASSETS:
Capital		655,929,190
Net accumulated realized loss on investment transactions		(2,574,670)
Net unrealized appreciation in value of investments		29,941,327

Net assets at value		$683,295,847

NET ASSET VALUE, offering price and redemption price per share ($683,295,847 -:- 89,069,585 shares outstanding; unlimited number of shares authorized; no par value)		$7.67

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$31,386,791

Expenses:
Investment advisory fee	2,672,950
Transfer agent fee	793,869
Professional fees	140,756
Custodian and interest expense	134,037
Trustee fees	52,065
Other expenses	129,868

Total expenses	3,923,545
Custodian and interest expense reductions	(134,037)

Net expenses	3,789,508

Net investment income	27,597,283

Realized and unrealized gain/(loss) on investments:
Net realized loss	(703,313)
Net increase in unrealized appreciation	15,937,169

Net realized and unrealized gain on investments	15,233,856

Net increase in net assets resulting from operations	$42,831,139

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$27,597,283	$26,976,997
Net realized (loss)/gain on investments	(703,313)	483,422
Net increase/(decrease) in unrealized appreciation	15,937,169	(20,739,097)

Net increase in net assets resulting from operations	42,831,139	6,721,322
Distributions to shareholders from net investment income	(27,597,283)	(26,976,997)
Net fund share transactions	53,705,158	22,019,390

Total increase	68,939,014	1,763,715
Net assets:
Beginning of year	614,356,833	612,593,118

End of year	$683,295,847	$614,356,833

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$7.49	$7.73	$7.48	$7.41	$7.22

Income from investment operations:
Net investment income	0.32	0.33	0.34	0.36	0.37
Net gains/(losses) on securities, both realized and unrealized	0.18	(0.24)	0.25	0.07	0.19

Total from investment operations	0.50	0.09	0.59	0.43	0.56
Less distributions:
Distributions from net investment income	(0.32)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of year	$7.67	$7.49	$7.73	$7.48	$7.41

Total return	6.79%	1.23%	8.04%	5.93%	7.94%
Net assets, end of year (in thousands)	$683,296	$614,357	$612,593	$535,356	$467,236
Ratio of net expenses to average net assets (a)	0.58%	0.58%	0.58%	0.59%	0.60%
Ratio of net investment income to average net assets	4.20%	4.37%	4.45%	4.84%	5.05%
Portfolio turnover	19.38%	7.89%	10.69%	9.99%	9.06%

(a)	Percentages before custodian and interest expense reductions were:

.60% for 2005, .60% for 2004, .60% for 2003, .61% for 2002, and .62% for 2001.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
47.11% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	06/01/2010	Aaa/AAA@	$1,620,000	$1,648,577
Boone County School District Finance Corporation Series B	3.750	05/01/2008	Aaa/AAA@	1,190,000	1,216,656
Boone-Florence Water Supply System Revenue	4.300	12/01/2011	Aaa/AAA@	505,000	536,992
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2006	Aaa/AAA*/AAA@	1,000,000	1,013,510
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,888,491
Carrollton & Henderson KY Public Energy Authority Gas Revenue	4.200	01/01/2006	Aaa/AAA*/AAA@	750,000	757,155
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	524,850
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,064,070
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	316,206
Jefferson County KY School District Finance Corporation S:A	4.900	01/01/2008	Aaa/AAA*/AAA@	550,000	578,958
Jefferson County KY School District Finance Corporation S:A	5.000	01/01/2009	Aaa/AAA*/AAA@	750,000	799,005
Jefferson County KY School District Finance Corporation S:A	3.125	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,234,938
Kentucky Asset/Liability Community General Fund Revenue	5.000	07/15/2009	Aaa/AAA*/AAA@	1,000,000	1,074,390
KY Asset/Liability Community General Fund Project Notes	5.000	07/15/2010	Aaa/AAA*/AAA@	1,000,000	1,086,580
KY Economic Development Finance Authority Ashland Hospital	5.000	02/01/2010	Aaa/AAA*/AAA@	1,000,000	1,077,510
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A*	1,000,000	1,043,780
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,069,630
KY State Property & Building Commission Project #69	5.500	08/01/2008	Aaa/AAA*/AAA@	1,140,000	1,227,210
KY State Property & Building Commission Project #69	5.500	08/01/2007	Aaa/AAA*/AAA@	500,000	526,530
KY State Property & Building Commission Project #69	5.000	08/01/2008	Aaa/AAA*/AAA@	1,320,000	1,398,817
KY State Property & Building Commission Project #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,741,743
KY State Property & Building Commission Project #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	819,075
KY State Property & Building Commission Project #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,116,515
KY State Property & Building Commission Project #74	5.500	08/01/2007	Aaa/AAA*/AAA@	2,000,000	2,116,560
KY State Property & Building Commission Project #81	5.000	11/01/2009	Aaa/AAA*/AAA@	1,010,000	1,088,103
KY State Property & Building Commission Project #74	5.375	02/01/2009	Aaa/AAA*/AAA@	1,000,000	1,082,630
KY Turnpike Authority Economic Development Road Revenue	5.500	07/01/2007	Aaa/AAA*/AAA@	3,000,000	3,168,720
KY State Turnpike Authority Revitalization Projects	5.500	07/01/2009	Aaa/AAA*/AAA@	3,775,000	4,121,017
KY State Turnpike Authority Revitalization Project	5.500	07/01/2007	Aaa/AAA*/AAA@	1,250,000	1,320,038
Louisville Jefferson County KY Visitors Convention Center	5.000	12/01/2010	Aaa/AAA*/AAA@	1,350,000	1,472,783
Marion County Ky Alliant Health System Revenue	4.200	10/01/2007	AAA*/AAA@	325,000	335,069
Northern KY University Certificates of Participation Student Housing	5.000	12/01/2007	Aaa/AAA*/AAA@	1,190,000	1,254,224
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,073,749
University of KY Consolidated Education Building Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,210,111
University of KY Consolidated Education Building Series S	3.500	05/01/2011	Aaa/AAA@	1,040,000	1,059,230

					46,063,422

LEASE REVENUE BONDS
18.95% of Net Assets
Harlan County School District Finance Corporation	5.000	09/01/2009	Aa3/A+*	500,000	538,490
Jefferson County Ky School District Finance Corporation S:B	4.400	02/01/2008	Aa3/AA-*	500,000	518,420
Kentucky Asset/Liability Community General Fund Project Notes	5.000	02/01/2007	AA3/A+*/AA-@	500,000	518,355
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,300,000	1,411,566
KY Infrastructure Authority Series A	5.000	06/01/2007	Aa3/A+*/AA-@	950,000	991,487
KY Infrastructure Authority Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,173,040
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,040,110
KY Infrastructure Authority Revolving Fund Program S:L	5.000	06/01/2006	Aa3/A+*	415,000	424,516
KY State Property & Building Commission Project #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,787
KY State Property & Building Commission Project #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	541,185
KY State Property & Building Commission Project #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,027,800
KY State Property & Building Commission Project #73	5.250	11/01/2009	Aa3/A+*/AA-@	1,790,000	1,949,489
KY State Property & Building Commission Project #73	5.250	11/01/2010	Aa3/A+*/AA-@	3,000,000	3,305,520
Laurel County School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,058,120
Logan/Todd Regional Water Revenue	4.000	02/01/2007	MIG1	2,500,000	2,554,375
Madison County School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	471,264

					18,534,524

HOSPITAL AND HEALTHCARE REVENUE BONDS
8.98% of Net Assets
Kentucky Economic Development Finance Authority Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	264,116
Kentucky Economic Development Finance Authority Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,053,370
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/01/2006	Aa2/AA*/AA@	1,790,000	1,857,501
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,316,951
Kentucky Economic Development Finance Authority Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,201,380
Kentucky Economic Development Finance Authority Norton Health	6.125	10/01/2010	BBB+@	1,000,000	1,091,290

					8,784,608

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

ESCROWED TO MATURITY BONDS
6.56% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375%	12/01/2007	NR	$1,500,000	$1,622,355
KY State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA*/AAA@	4,440,000	4,789,206

					6,411,561

GENERAL OBLIGATION BONDS
5.38% of Net Assets
Jefferson Co General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,932,439
Lexington-Fayette Urban County Government General Obligation	3.125	02/01/2011	Aa2/AA+*	1,165,000	1,164,091
Lexington-Fayette Urban County Government General Obligation	3.625	07/01/2010	Aa2/AA+*	1,135,000	1,163,999

					5,260,529

MUNICIPAL UTILITY REVENUE BONDS
4.24% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	07/01/2007	Baa1	700,000	697,550
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	07/01/2007	Aa3/AA*	1,290,000	1,344,128
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA*	1,000,000	1,036,800
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,066,750

					4,145,228

PREREFUNDED BONDS
3.27% of Net Assets
KY State Property & Building Commission Project #66	5.700	05/01/2018	Aaa/AAA*/AAA@	1,430,000	1,596,395
KY State Property & Building Commission Project #59	5.600	11/01/2007	Aaa/A+*/AAA@	1,550,000	1,599,027

					3,195,422

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.31% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	08/01/2009	Baa2	1,500,000	1,540,500
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Baa2	500,000	534,115
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	180,000	180,396

					2,255,011

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.03% of Net Assets
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A2/A*	1,000,000	1,008,950

					1,008,950

CERTIFICATES OF PARTICIPATION BONDS
.54% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	510,000	526,539

					526,539

Total Investments (cost $94,455,617)(a) - 98.37% of Net Assets					$96,185,794

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,007,153
Unrealized depreciation	(276,976)

Net unrealized appreciation	$1,730,177

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $94,455,617)		$96,185,794
Cash		113,466
Receivable from investments sold		425,000
Interest receivable		1,389,423
Prepaid expenses		778

Total assets		98,114,461
LIABILITIES:
Payable for:
Distributions to shareholders	$72,725
Fund shares redeemed	6,378
Investment advisory fee	40,285
Transfer agent fee	10,162
Notes payable	44,000

Total liabilities		173,550

NET ASSETS:
Capital		97,153,212
Net accumulated realized loss on investment transactions		(942,478)
Net unrealized appreciation in value of investments		1,730,177

Net assets at value		$97,940,911

NET ASSET VALUE, offering price and redemption price per share ($97,940,911 –:– 18,538,696 shares outstanding; unlimited number of shares authorized; no par value)		$5.28

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$3,576,320

Expenses:
Investment advisory fee	501,551
Transfer agent fee	126,485
Professional fees	21,299
Custodian and interest expense	25,475
Trustee fees	8,049
Other expenses	33,866

Total expenses	716,725
Custodian and interest expense reductions	(25,475)

Net expenses	691,250

Net investment income	2,885,070

Realized and unrealized gain/(loss) on investments:
Net realized loss	(13,424)
Net increase in unrealized appreciation	252,279

Net realized and unrealized gain on investments	238,855

Net decrease in net assets resulting from operations	$3,123,925

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$2,885,070	$3,054,917
Net realized loss on investments	(13,424)	(373,931)
Net increase/(decrease) in unrealized appreciation	252,279	(2,916,307)

Net increase/(decrease) in net assets resulting from operations	3,123,925	(235,321)
Distributions to shareholders from net investment income	(2,885,070)	(3,054,917)
Net fund share transactions	130,628	1,332,326

Total increase/(decrease)	369,483	(1,957,912)
Net assets:
Beginning of year	97,571,428	99,529,340

End of year	$97,940,911	$97,571,428

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$5.27	$5.44	$5.30	$5.22	$5.09

Income from investment operations:
Net investment income	0.15	0.16	0.19	0.20	0.23
Net gains/(losses) on securities, both realized and unrealized	0.01	(0.17)	0.14	0.08	0.13

Total from investment operations	0.16	(0.01)	0.33	0.28	0.36
Less distributions:
Distributions from net investment income	(0.15)	(0.16)	(0.19)	(0.20)	(0.23)

Net asset value, end of year	$5.28	$5.27	$5.44	$5.30	$5.22

Total return	3.11%	(0.19)%	6.23%	5.50%	7.18%
Net assets, end of year (in thousands)	$97,941	$97,571	$99,529	$80,082	$55,555
Ratio of net expenses to average net assets (a)	0.69%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income to average net assets	2.87%	2.98%	3.43%	3.82%	4.42%
Portfolio turnover	9.51%	18.63%	22.30%	8.04%	22.40%

(a)	Percentages before custodian and interest expense reductions were:

.71% for 2005, .72% for 2004, .71% for 2003, .71% for 2002, and .72% for 2001.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
67.78% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*	$30,000	$31,541
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	82,143
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	30,000	32,788
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	106,391
Jackson MS Public School District Limited Tax Notes	5.375	10/01/2020	Aaa/AAA@	20,000	22,209
Jackson MS Water & Sewer System Revenue	5.250	09/01/2020	Aaa/AAA*/AAA@	50,000	53,285
Madison County MS School District—Series A	5.250	09/01/2020	Aaa/AAA*/AAA@	25,000	27,198
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	100,000	117,687
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	102,122
MS Development—Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	54,099
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	54,064
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	82,298
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*/AAA@	10,000	10,576
MS Development BK Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	28,983
MS Development BK Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	11,559
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	11,088
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	32,362
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	53,166
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	106,733
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*/AAA@	100,000	110,917
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	53,395
MS Development Bank Special Obligation Wastewater	5.000	02/01/2028	Aaa/AAA*/AAA@	200,000	211,360
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	102,770
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	Aaa/AAA*/AAA@	75,000	93,249
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	107,590
MS Home Corporation Housing Revenue—8A	4.750	12/01/2018	A*	125,000	128,755
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	48,620
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	Aaa/AAA*/AAA@	300,000	338,376
Ms Development Bank Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	27,453
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	83,765
MS State University Educational Building Corporate Revenue	4.000	08/01/2015	Aaa/AAA@	65,000	66,795
Natchez MS Water & Sewer System Revenue	5.700	08/01/2017	Aaa/AAA*/AAA@	150,000	157,694
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	100,030
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	31,939
Pearl River County MS Certificate Participation	4.500	04/01/2021	Aaa/AAA@	200,000	206,598
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	75,142
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	11,191
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	100,000	101,211
Tupelo MS Public School District	5.375	11/01/2015	Aaa/AAA*/AAA@	20,000	21,622
University MS Educational Building—Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,311
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	90,000	102,716
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,693

					3,222,484

GENERAL OBLIGATION BONDS
16.81% of Net Assets
Biloxi MS Tax Increment—LTD Obligation—Series A	5.900	10/01/2019	A*	35,000	36,999
Hinds County MS School District	4.750	03/01/2015	NR	50,000	52,603
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	04/15/2020	A-*	25,000	26,163
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	22,058
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	146,131
Mississippi State	5.100	11/15/2012	Aa3/AA*/AA@	10,000	11,239
Mississippi State General Obligation Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	116,572
MS State Refunded—Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	376,308
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,968

					799,041

PREREFUNDED BONDS
4.95% of Net Assets
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	11,062
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,735
MS Development Bank Special Obligation Desoto County	5.000	11/01/2022	Aaa/AAA*	25,000	26,252
MS State Capital Improvements	5.000	11/01/2018	Aa3/AA*/AA@	125,000	137,505

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

MS State Capital Improvements	5.000%	11/01/2020	Aa3/AA*/AA@	$50,000	$55,002

					235,556

MUNICIPAL UTILITY REVENUE BONDS
1.36% of Net Assets
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,492
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	54,320

					64,812

ESCROWED TO MATURITY BONDS
1.21% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/Aaa	25,000	27,988
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	29,575

					57,563

PUBLIC FACILITIES REVENUE BONDS
1.10% of Net Assets
Mississippi Development Bank Special Obligation—Southaven	6.200	03/01/2020	A*	10,000	10,994
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	41,216

					52,210

CERTIFICATES OF PARTICIPATION BONDS
.90% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	04/01/2020	Aaa/AAA@	40,000	42,705

					42,705

Total Investments (cost $4,254,318)(a)—94.11% of Net Assets					$4,474,371

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$221,925
Unrealized depreciation	(1,872)

Net unrealized appreciation	$220,053

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $4,254,318)		$4,474,371
Cash		317,585
Interest receivable		61,628
Receivable from Adviser		1,112
Prepaid expenses		2,306

Total assets		4,857,002
LIABILITIES:
Payable for:
Investments purchased	$54,180
Distributions to shareholders	11,751
Transfer agent fee	5,155

Total liabilities		71,086

NET ASSETS:
Capital		4,548,045
Net accumulated realized gain on investment transactions		17,818
Net unrealized appreciation in value of investments		220,053

Net assets at value		$4,785,916

NET ASSET VALUE, offering price and redemption price per share ($4,785,916 –:– 404,332 shares outstanding; unlimited number of shares authorized; no par value)		$11.84

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$177,222

Expenses:
Investment advisory fee	20,114
Transfer agent fee	6,034
Custodian and interest expense	4,915
Professional fees	2,895
Pricing fees	4,150
Trustee fees	327
Other expenses	1,291

Total expenses	39,726
Fees waived by Adviser	(18,168)
Custodian and interest expense reductions	(4,915)

Net expenses	16,643

Net investment income	160,579

Realized and unrealized gain on investments:
Net realized gain	17,756
Net increase in unrealized appreciation	132,698

Net realized and unrealized gain on investments	150,454

Net increase in net assets resulting from operations	$311,033

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$160,579	$122,010
Net realized gain on investments	17,756	—
Net increase/(decrease) in unrealized appreciation	132,698	(102,922)

Net increase in net assets resulting from operations	311,033	19,088
Distributions to shareholders from net investment income	(160,579)	(122,010)
Distributions to shareholders from capital gains	0	(691)
Net fund share transactions	1,489,129	522,051

Total increase	1,639,583	418,438
Net assets:
Beginning of year	3,146,333	2,727,895

End of year	$4,785,916	$3,146,333

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$11.34	$11.74	$11.00	$10.83	$10.35

Income from investment operations:
Net investment income	0.47	0.48	0.50	0.54	0.55
Net gains/(losses) on securities, both realized and unrealized	0.50	(0.40)	0.74	0.17	0.48

Total from investment operations	0.97	0.08	1.24	0.71	1.03
Less distributions:
Distributions from net investment income	(0.47)	(0.48)	(0.50)	(0.54)	(0.55)

Net asset value, end of year	$11.84	$11.34	$11.74	$11.00	$10.83

Total return	8.66%	0.72%	11.53%	6.67%	10.19%
Net assets, end of year (in thousands)	$4,786	$3,146	$2,728	$1,829	$816
Ratio of net expenses to average net assets (a)	0.41%	0.40%	0.33%	0.27%	0.21%
Ratio of net investment income to average net assets	3.99%	4.16%	4.37%	4.87%	5.18%
Portfolio turnover	8.91%	0.18%	2.36%	3.40%	0.00%
(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian expense reductions were:

.45% and .12% for 2005, .46% and .17% for 2004, .55% and .20% for 2003, .60%, .37% for 2002, and .92% and 1.02% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL BONDS
58.00% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000%	10/01/2017	Aaa/AAA@	$500,000	$533,066
Charlotte NC Airport Revenue Series A	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,091,350
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	532,060
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	AA*/AA@	1,000,000	1,064,490
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	274,555
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	545,595
Gaston County NC Certificates of Participation Public Facilities	5.250	12/01/2016	Aaa/AAA*/AAA@	850,000	895,348
Gastonia NC Combined Utilities Systems Revenue	5.625	05/01/2019	Aaa/AAA*/AAA@	500,000	554,155
Greenville NC Housing Development Corp Series A	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,445
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,602,602
Henderson County NC Certificates of Participation Series A	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,069,690
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	104,338
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*/AAA@	250,000	265,988
New Hanover County NC Hospital Revenue	5.750	10/01/2026	Aaa/AAA*	100,000	104,896
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,186,146
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,072,660
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	632,418
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	663,844
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*	1,000,000	1,063,030
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	152,688
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA*/AAA@	345,000	365,238
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,061,140
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,211,770
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA*/AAA@	50,000	52,997
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA*/AAA@	60,000	63,637
NC MUNICIPAL POWER AGENCY NUMBER 1 Catawba Electric	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,093,880
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	531,845
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*/AAA@	350,000	364,574
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	526,570
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,220
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	52,480
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	84,347
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	523,395
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	741,944
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*/AAA@	100,000	107,512
Pitt County NC Certificates of Participation Public Facilities	5.500	04/01/2020	Aaa/AAA*/AAA@	500,000	547,415
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,093,120
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,065,380
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*/AAA@	500,000	554,920
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	547,540
University of NC System Pool Revenue Series C	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,084,700
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA*/AAA@	120,000	127,118
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	524,225

					25,775,331

HOSPITAL AND HEALTHCARE REVENUE BONDS
13.12% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	01/15/2021	Aa3/AA*	250,000	258,873
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	01/15/2026	Aa3/AA*	50,000	51,802
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	01/15/2017	Aa3/AA*	750,000	781,988
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,040,880
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,084,250
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	06/01/2017	Aa3/AA*/AA@	900,000	919,359
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	06/01/2021	Aa3/AA*/AA@	150,000	153,116
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	155,148
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/01/2013	Aa3/AA-*/AA-@	800,000	856,648
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/01/2018	Aa3/AA-*/AA-@	500,000	526,905

					5,828,969

CERTIFICATES OF PARTICIPATION BONDS
10.65% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	695,500
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+*	700,000	789,124
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,078,300
Charlotte NC Certificates of Participation Government Facilities	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,096,180
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,303
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,000,000	1,067,440

					4,731,847

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

PREREFUNDED BONDS
6.63% of Net Assets
Forsyth County NC Certificates of Participation	5.125%	10/01/2017	Aa1/AA+*/AA+@	$500,000	$560,035
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	395,000	424,404
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/A+@	55,000	58,292
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/BBB+@	545,000	680,280
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2019	A1/AA-*	105,000	108,998
Winston-Salem NC Water & Sewer System Revenue	5.125	06/01/2020	Aa2/AAA*/AA@	1,000,000	1,115,330

					2,947,339

LEASE REVENUE BONDS
4.21% of Net Assets
New Hanover County NC Hospital Revenue	4.750	10/01/2023	Aaa/AAA*/AAA@	790,000	792,259
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,078,380

					1,870,639

GENERAL OBLIGATION BONDS
2.47% of Net Assets
Cary NC General Obligation Bond	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,098,340

					1,098,340

PUBLIC FACILITIES REVENUE BONDS
1.68% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	747,432

					747,432

MUNICIPAL UTILITY REVENUE BONDS
1.30% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	06/01/2019	Aa2/AA+*	520,000	578,552

					578,552

ESCROWED TO MATURITY BONDS
.79% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	349,820

					349,820

STATE AND LOCAL MORTGAGE REVENUE BONDS
.70% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa2/AA*	50,000	51,045
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	40,000	41,306
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	55,000	56,664
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	60,000	62,303
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	100,000	100,078

					311,396

Total Investments (cost $41,794,901)(a)—99.55% of Net Assets					$44,239,665

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All	other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,445,707
Unrealized depreciation	(943)

Net unrealized appreciation	$2,444,764

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $41,794,901)		$44,239,665
Cash		159,551
Interest receivable		479,357
Prepaid expenses		14,030

Total assets		44,892,603
LIABILITIES:
Payable for:
Distributions to shareholders	$120,107
Fund shares redeemed	8,842
Investment advisory fee	19,860
Transfer agent fee	5,276

Total liabilities		154,085

NET ASSETS:
Capital		43,329,337
Net accumulated realized loss on investment transactions		(1,035,583)
Net unrealized appreciation in value of investments		2,444,764

Net assets at value		$44,738,518

NET ASSET VALUE, offering price and redemption price per share ($44,738,518 -:- 4,031,138 shares outstanding; unlimited number of shares authorized; no par value)		$11.10

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$1,929,008

Expenses:
Investment advisory fee	207,058
Transfer agent fee	55,694
Custodian and interest expense	10,889
Professional fees	7,459
Trustee fees	3,273
Other expenses	12,425

Total expenses	296,798
Custodian and interest expense reductions	(10,889)

Net expenses	285,909

Net investment income	1,643,099

Realized and unrealized gain on investments:
Net realized gain	29,391
Net increase in unrealized appreciation	1,099,737

Net realized and unrealized gain on investments	1,129,128

Net increase in net assets resulting from operations	$2,772,227

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$1,643,099	$1,587,135
Net realized gain/(loss) on investments	29,391	(57,527)
Net increase/(decrease) in unrealized appreciation	1,099,737	(1,144,007)

Net increase in net assets resulting from operations	2,772,227	385,601
Distributions to shareholders from net investment income	(1,643,099)	(1,587,135)
Net fund share transactions	4,818,425	324,586

Total increase/(decrease)	5,947,553	(876,948)
Net assets:
Beginning of year	38,790,965	39,667,913

End of year	$44,738,518	$38,790,965

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$10.78	$11.12	$10.68	$10.63	$10.21

Income from investment operations:
Net investment income	0.44	0.44	0.47	0.49	0.50
Net gains/(losses) on securities, both realized and unrealized	0.32	(0.34)	0.44	0.05	0.42

Total from investment operations	0.76	0.10	0.91	0.54	0.92
Less distributions:
Distributions from net investment income	(0.44)	(0.44)	(0.47)	(0.49)	(0.50)

Net asset value, end of year	$11.10	$10.78	$11.12	$10.68	$10.63

Total return	7.13%	0.95%	8.70%	5.19%	9.09%
Net assets, end of year (in thousands)	$44,739	$38,791	$39,668	$32,585	$25,945
Ratio of net expenses to average net assets (a)	0.69%	0.69%	0.68%	0.57%	0.55%
Ratio of net investment income to average net assets	3.97%	4.05%	4.29%	4.60%	4.71%
Portfolio turnover	7.96%	10.51%	7.99%	6.60%	19.71%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .03% for 2005, 0% and .03% for 2004, .02% and .03% for 2003, .14% and .03% for 2002, and .16% and .03% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
50.48% of Net Assets
Carteret County NC General Obligation	5.400%	05/01/2009	Aaa/AAA*/AAA@	$100,000	$103,715
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	106,254
Charlotte NC Certificates of Participation Series A	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,110,570
Cumberland County NC Hospital Facility Revenue	5.000	10/01/2006	A3/AA*/A-@	150,000	154,131
Duplin County NC Certificates of Participation	3.000	09/01/2009	Aaa/AAA*/AAA@	225,000	224,906
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	105,207
Harnett County Nc Certificates of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	262,070
Harnett County NC Certificates of Participation	4.250	12/01/2011	Aaa/AAA*/AAA@	150,000	158,709
Haywood County NC Certificates of Participation	4.000	10/01/2009	Aaa/AAA*/AAA@	400,000	414,860
Johnston County NC Certificates of Participation Judicial Annex	5.200	09/01/2007	Aaa/AAA*/AAA@	100,000	104,893
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	210,308
Lincoln County Certificate of Participation	4.500	06/01/2009	Aaa/AAA*/AAA@	500,000	528,265
New Hanover County NC Regional Medical Center Hospital	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	104,826
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	100,590
NC Capital Facility Finance Agency Johnson & Wales University	5.000	04/01/2009	Aaa/AAA*/AAA@	200,000	214,004
North Carolina Eastern Municipal Power Agency Power System	6.125	01/01/2009	BAA2/A*	120,000	130,580
NC Municipal Power Agency Number 1-Catawba Electric	6.000	01/01/2008	Aaa/AAA*/AAA@	250,000	268,748
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	223,830
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*/AAA@	500,000	537,630
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	AA*	60,000	61,292
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	78,704
North Carolina Medical Care Community Hospital Wayne Memorial	4.250	10/01/2006	Aaa/AAA@	100,000	102,112
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	369,758
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	481,311
NC Municipal Power Agency No 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA*/AAA@	125,000	129,233
North Carolina Municipal Power Agency Catawba Electric	6.000	01/01/2007	Aaa/AAA*/AAA@	200,000	209,186
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	217,986
Pitt County NC Certificates of Participation Public Facilities	5.350	04/01/2007	Aaa/AAA*/AAA@	500,000	521,950
Pitt County NC Certificates of Participation Public Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	107,460
Raleigh Durham NC Airport Authority Revenue Series A	5.500	11/01/2007	Aaa/AAA@	500,000	528,635
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	154,300
University NC System Pool Revenue Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	182,262
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	272,573

					8,480,858
GENERAL OBLIGATION BONDS
12.36% of Net Assets
Cary NC General Obligation	4.250	03/01/2008	Aaa/AAA*/AAA@	400,000	416,464
Forsyth County Nc Public Improvement General Obligation S:A	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	263,898
Guilford County NC General Obligation Bonds Series C	4.000	10/01/2007	Aa1/AAA*/AAA@	400,000	409,500
Hickory Nc General Obligation	4.300	05/01/2006	Aa3/AA-*	80,000	81,270
New Hanover County NC General Obligation	5.300	11/01/2006	Aa2/AA*	150,000	155,589
NC State General Obligation Series A	4.750	04/01/2006	Aa1/AAA*/AAA@	200,000	203,554
North Carolina State General Obligation Series A	4.750	04/01/2008	Aa1/AAA*/AAA@	100,000	105,503
North Carolina State General Obligation Series A	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	105,884
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	160,467
North Carolina State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	53,076
	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	122,124

					2,077,329
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.22% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	01/15/2007	Aa3/AA*	200,000	207,050
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	205,766
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA*/AA@	200,000	205,768
North Carolina Medical Care Community Hospital Novant Health	5.000	11/01/2008	Aa3/AA-*/AA-@	300,000	320,457
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	286,333
NC Medical Care Community Hospital Gaston Memorial	5.250	02/15/2007	A1/A+*	325,000	336,294
North Carolina Medical Care Community Hospital St Joseph	4.300	10/01/2007	Aa3/AA/AA@	150,000	154,835

					1,716,503

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

CERTIFICATES OF PARTICIPATION BONDS
8.80% of Net Assets
Cabarrus County NC Certificates of Participation	4.250%	04/01/2007	Aa3/AA-*/AA-@	$55,000	$56,265
Cabarrus County NC Certificates of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	105,278
Charlotte NC Certificates of Participation Series D	5.750	06/01/2006	Aa1/AA+*	100,000	103,053
Charlotte NC Certificates of Participation Series D	5.750	06/01/2007	Aa1/AA+*	100,000	105,426
Charlotte NC Certificates of Participation Series D	5.750	06/01/2008	Aa1/AA+*	100,000	108,058
Charlotte NC Certificates of Participation Series B	5.000	06/01/2009	Aa1/AA+*	100,000	107,451
Durham County Nc Certificates of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	223,833
Durham County NC Certificates of Participation Series B	4.950	12/01/2005	Aa1/AA+*	130,000	131,444
Durham NC Certificates of Participation Series B	5.000	06/01/2008	Aa1/AA+*	100,000	104,812
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	324,291
Forsyth County NC Certificates of Participation	5.000	10/01/2009	Aa1/AA+*/AA+@	100,000	107,837

					1,477,748
LEASE REVENUE BONDS
6.27% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Series-A	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	79,213
Greensboro NC Enterprise System Revenue Series A	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	550,130
Raleigh NC Combination Enterprise System Revenue	5.000	03/01/2009	Aa1/AAA*	150,000	158,727
Winston Salem NC Certificates of Participation Series A	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	103,521
Winston-Salem NC Water & Sewer System Revenue	4.500	06/01/2011	Aa2/AAA*/AA@	150,000	161,520

					1,053,111
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.76% of Net Assets
North Carolina Raleigh State University Revenue	5.000	10/01/2011	Aa3/AA*	530,000	586,154
University Of North Carolina Revenue Refunding Series B	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	213,338

					799,492
PREREFUNDED BONDS
2.96% of Net Assets
University Nc System Pool Revenue Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	32,174
Wake County NC General Obligation Unlimited	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	257,320
Wake County NC General Obligation	4.600	03/01/2011	Aaa/AAA*/AAA@	200,000	206,972

					496,466
ESCROWED TO MATURITY BONDS
.99% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electric	10.500	01/01/2010	Aaa/AAA*/A-@	140,000	166,166

					166,166
MUNICIPAL UTILITY REVENUE BONDS
.63% of Net Assets
Orange County Water & Sewer Authority Revenue	4.350	07/01/2010	Aa1/AA+*/AAA@	100,000	106,135

					106,135

Total Investments (cost $16,140,325)(a)—97.47% of Net Assets					$16,373,808

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All	other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$276,770
Unrealized depreciation	(43,287)

Net unrealized appreciation	$233,483

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $16,140,325)		$16,373,808
Cash		276,167
Interest receivable		201,351

Total assets		16,851,326
LIABILITIES:
Payable for:
Distributions to shareholders	$11,051
Fund shares redeemed	106
Investment advisory fee	4,799
Transfer agent fee	2,061
Other	4,792

Total liabilities		22,809

NET ASSETS:
Capital		16,654,367
Net accumulated realized loss on investment transactions		(59,333)
Net unrealized appreciation in value of investments		233,483

Net assets at value		$16,828,517

NET ASSET VALUE, offering price and redemption price per share ($16,828,517 - : - 1,588,115 shares outstanding; unlimited number of shares authorized; no par value)		$10.60

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$569,512

Expenses:
Investment advisory fee	84,591
Transfer agent fee	25,378
Professional fees	8,537
Custodian and interest expense	5,870
Trustee fees	1,346
Other expenses	10,577

Total expenses	136,299
Expenses waived by Adviser	(35,439)
Custodian and interest expense reductions	(5,870)

Net expenses	94,990

Net investment income	474,522

Realized and unrealized gain/(loss) on investments:
Net realized loss	(16,019)
Net increase in unrealized appreciation	53,493

Net realized and unrealized gain on investments	37,474

Net increase in net assets resulting from operations	$511,996

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$474,522	$453,640
Net realized loss on investments	(16,019)	(15,173)
Net increase/(decrease) in unrealized appreciation	53,493	(394,565)

Net increase in net assets resulting from operations	511,996	43,902
Distributions to shareholders from net investment income	(474,522)	(453,640)
Net fund share transactions	1,095,780	2,234,399

Total increase	1,133,254	1,824,661
Net assets:
Beginning of year	15,695,263	13,870,602

End of year	$16,828,517	$15,695,263

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$10.57	$10.85	$10.47	$10.25	$9.94

Income from investment operations:
Net investment income	0.30	0.32	0.35	0.38	0.40
Net gains/(losses) on securities, both realized and unrealized	0.03	(0.28)	0.38	0.22	0.31

Total from investment operations	0.33	0.04	0.73	0.60	0.71
Less distributions:
Distributions from net investment income	(0.30)	(0.32)	(0.35)	(0.38)	(0.40)

Net asset value, end of year	$10.60	$10.57	$10.85	$10.47	$10.25

Total return	3.14%	0.33%	7.10%	5.99%	7.24%
Net assets, end of year (in thousands)	$16,829	$15,695	$13,871	$9,260	$4,875
Ratio of net expenses to average net assets (a)	0.56%	0.51%	0.50%	0.48%	0.48%
Ratio of net investment income to average net assets	2.81%	2.94%	3.28%	3.69%	3.93%
Portfolio turnover	5.93%	8.37%	19.12%	13.65%	7.29%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

21% and .03% for 2005, .25% and .05% for 2004, .26% and .04% for 2003, .31%,.07% for 2002, and .30% and .11% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
45.52% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250%	06/01/2019	Aaa	$1,050,000	$1,168,426
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa/AAA@	200,000	212,216
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,076,990
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,333,886
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*	50,000	52,600
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*/AAA@	800,000	833,760
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,053,300
Greene County TN General Obligation Bonds Series B	5.000	06/01/2024	Aaa/AAA@	505,000	545,127
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,503,878
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	212,198
Jackson TN Hospital Revenue	5.000	04/01/2028	Aaa/AAA*/AAA@	1,550,000	1,626,338
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*	310,000	316,690
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,218,730
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	732,173
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	495,000	532,412
Knox County TN Health Educational & Housing Facilities Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,382,972
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,801
Knox County TN Health Educational & Housing Facilities	5.000	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,063,600
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	400,000	428,040
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,565,205
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,618,309
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,197,070
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA*/AAA@	1,150,000	1,184,799
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	07/01/2014	Aaa/AAA*	100,000	104,122
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	07/01/2021	Aaa/AAA*	350,000	364,683
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,051,700
Montgomery County TN	4.750	05/01/2016	Aaa/AAA@	1,850,000	2,030,782
Montgomery County TN	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,070,950
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	265,000	275,584
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,105,330
Robertson County TN	4.500	06/01/2015	Aaa/AAA@	750,000	797,333
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	620,000	659,482
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	735,906
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	525,385
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AAA@	720,000	790,488
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,064,740
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,649,375
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	1,019,130
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,246,885
Wilson County TN Referendum	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,096,930

					37,459,325

GENERAL OBLIGATION BONDS
18.83% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,070,480
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	845,048
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*	300,000	313,563
Knoxville TN General Obligation Bonds Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,609,293
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,402,163
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	1,500,000	1,604,400
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,155,760
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA*	500,000	520,785
Metropolitan Nashville & Davidson County TN General Obligation	5.875	05/15/2026	Aa2/AA*	100,000	103,532
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	519,525
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	710,248
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	808,830
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,516,396
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,516,396
	5.100	05/01/2016	Aaa/AAA@	745,000	800,227

					15,496,646

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

HOSPITAL AND HEALTHCARE REVENUE BONDS
15.07% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000%	12/01/2018	Aa2/AA*/AA@	$1,000,000	$1,040,660
Knox County TN Health - Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*/AAA@	2,175,000	2,448,593
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,050,400
Metropolitan Nashville & Davidson County TN Adventist System	6.250	11/15/2015	A2/A*	1,100,000	1,234,277
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*	2,185,000	2,309,108
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,594,450
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,722,715

					12,400,203
MUNICIPAL UTILITY REVENUE BONDS
7.26% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	AA*/AA@	1,500,000	1,617,915
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/AAA@	1,000,000	1,054,290
Knoxville TN Gas System Revenue Bond Series J	5.000	03/01/2017	Aa3/AA*	700,000	746,081
Knoxville TN Waste Water System Revenue	5.100	04/01/2018	Aa3/AA*	435,000	453,905
Metropoliton Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	752,703
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,161,775
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	187,997

					5,974,666
STATE AND LOCAL MORTGAGE REVENUE
5.62% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	203,624
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	715,000	749,577
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	485,000	508,101
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	3,000,000	3,162,450

					4,623,752
PREREFUNDED BONDS
2.67% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	2,000,000	2,120,580
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	74,335

					2,194,915
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.13% of Net Assets
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,752,343

					1,752,343
ESCROWED TO MATURITY BONDS
1.55% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,663
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,061,640
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	200,000	208,076

					1,275,379
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.36% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	23,962
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	28,766
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	29,129
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	118,007
Maury County TN Pollution Control Revenue Saturn Corporation Project	6.500	09/01/2024	Baa2/BBB-*	100,000	100,400

					300,264

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

LEASE REVENUE BONDS
0.33% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050%	09/01/2012	Baa2/BBB	*	$250,000	$267,655

						267,655

Total Investments (cost $78,646,496)(a) - 99.34% of Net Assets						$81,745,148

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,152,305
Unrealized depreciation	(53,653)

Net unrealized appreciation	$3,098,652

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $78,646,496)		$81,745,148
Cash		174,666
Receivable from investments sold		45,000
Prepaid expenses		26,338
Interest receivable		1,120,419

Total assets		83,111,571
LIABILITIES:
Payable for:
Distributions to shareholders	$428,896
Investment advisory fee	34,141
Transfer agent fee	8,687

Total liabilities		471,724

NET ASSETS:
Capital		80,633,809
Net accumulated realized loss on investment transactions		(1,092,614)
Net unrealized appreciation in value of investments		3,098,652

Net assets at value		$82,639,847

NET ASSET VALUE, offering price and redemption price per share ($82,639,847 - : - 7,372,184 shares outstanding; unlimited number of shares authorized; no par value)		$11.21

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$3,566,798

Expenses:
Investment advisory fee	390,998
Transfer agent fee	99,840
Professional fees	11,521
Custodian and interest expense	15,610
Trustee fees	6,153
Other expenses	15,555

Total expenses	539,677
Custodian and interest expense reductions	(15,610)

Net expenses	524,067

Net investment income	3,042,731

Realized and unrealized gain on investments:
Net realized gain	72,840
Net increase in unrealized appreciation	2,170,144

Net realized and unrealized gain on investments	2,242,984

Net increase in net assets resulting from operations	$5,285,715

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$3,042,731	$2,696,389
Net realized gain/(loss) on investments	72,840	(251,994)
Net increase/(decrease) in unrealized appreciation	2,170,144	(2,205,607)

Net increase in net assets resulting from operations	5,285,715	238,788
Distributions to shareholders from net investment income	(3,042,731)	(2,696,389)
Net fund share transactions	9,897,473	14,141,127

Total increase	12,140,457	11,683,526
Net assets:
Beginning of year	70,499,390	58,815,864

End of year	$82,639,847	$70,499,390

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$10.87	$11.26	$10.82	$10.72	$10.32

Income from investment operations:
Net investment income	0.43	0.45	0.48	0.52	0.52
Net gains/(losses) on securities, both realized and unrealized	0.34	(0.39)	0.44	0.10	0.40

Total from investment operations	0.77	0.06	0.92	0.62	0.92
Less distributions:
Distributions from net investment income	(0.43)	(0.45)	(0.48)	(0.52)	(0.52)

Net asset value, end of year	$11.21	$10.87	$11.26	$10.82	$10.72

Total return	7.21%	0.55%	8.65%	5.85%	9.08%
Net assets, end of year (in thousands)	$82,640	$70,499	$58,816	$48,527	$45,035
Ratio of net expenses to average net assets (a)	0.67%	0.67%	0.65%	0.54%	0.54%
Ratio of net investment income to average net assets	3.89%	4.05%	4.32%	4.77%	4.90%
Portfolio turnover	9.49%	16.11%	8.36%	11.85%	22.31%
(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.
Expenses waived by Adviser and custodian and interest expense reductions were:
0% and .02% for 2005, 0% and .03% for 2004, .01% and .02% for 2003, .16% and .02% for 2002, and .15% and .02% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
54.11% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$782,791
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/01/2006	Aaa/AAA*/AAA@	50,000	51,009
Gatlinburg TN General Obligation	5.000	05/01/2008	Aaa	100,000	105,004
Hardeman County TN Corrctional Facility Revenue	7.000	08/01/2005	A*	240,000	240,883
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	329,840
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	133,741
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	315,309
Knox County TN Health Education & Housing Baptist Health	5.000	04/15/2006	Aaa/AAA*	100,000	101,920
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	286,683
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/01/2008	Aaa/AAA*/AAA@	250,000	257,823
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	571,130
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	160,386
Memphis TN Electric System Revenue Series A	5.000	12/01/2009	Aaa/AAA*/AAA@	200,000	215,834
Memphis TN Sanitation Sewer Revenue	5.000	10/01/2008	Aaa/AAA*/AAA@	350,000	372,642
Metropolitan Government of Nashville & Davidson County Housing	5.500	01/01/2007	Aaa*	400,000	411,788
Metropolitan Government of Nashville & Davidson County Water	5.000	01/01/2008	Aaa/AAA*/AAA@	500,000	526,285
Montgomery County TN General Obligation	5.250	05/01/2007	Aaa	400,000	418,796
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	258,978
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	207,614
Oak Ridge TN General Obligation Unlimited	4.500	04/01/2007	Aaa/AAA*/AAA@	220,000	227,260
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	266,518
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	08/01/2008	Aaa/AAA*/AAA@	100,000	104,598
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	105,239
Shelby County TN Health Education & Housing Facility Rhodes College	4.350	08/01/2006	Aaa/AAA*/AAA@	35,000	35,708
Sullivan County TN Wellmont Hospital Health System Project	3.000	09/01/2009	Aa/AA*	475,000	466,930
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*/AA@	335,000	361,683
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	531,340
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	650,000	696,222
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	09/01/2006	Aaa/AAA*/AAA@	100,000	102,126
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	09/01/2007	Aaa/AAA*/AAA@	210,000	219,830
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*/AAA@	300,000	314,109
TN Energy Acquisition Corporation Gas Revenue Series B	4.500	09/01/2008	Aaa/AAA*/AAA@	295,000	308,455
TN State General Obligation Series A	5.250	02/01/2008	Aaa/AAA*/AAA@	140,000	149,001
Wilson County TN General Obligation	5.000	04/01/2013	Aaa/AAA@	720,000	800,489

					10,437,964
GENERAL OBLIGATION BONDS
22.88% of Net Assets
Chattanooga TN General Obligation Inlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	556,890
Hamilton County TN General Obligation Series A	4.550	08/01/2009	Aa1/AA+@	100,000	103,925
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	95,299
Madison County TN General Obligation	4.000	04/01/2014	Aa3	700,000	720,853
Metropolitan Government of Nashville & Davidson County	5.250	10/15/2009	Aa2/AA*/AA+@	120,000	130,338
Metropolitan Government of Nashville & Davidson County	5.250	10/15/2009	Aa2/AA*/AA+@	380,000	412,737
Metropolitan Government of Nashville & Davidson County	4.250	11/15/2007	Aa2/AA*	100,000	103,610
Metropolitan Government of Nashville & Davidson County	5.125	11/15/2013	Aa2/AA*	300,000	327,201
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	267,610
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	208,802
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	108,731
Shelby County TN Public Improvement & Schools	5.000	04/01/2008	Aa2/AA+*/AA@	1,000,000	1,056,210
Tennessee State General Obligation Series B	5.000	05/01/2009	Aa2/AA*/AA@	300,000	321,462

					4,413,668
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.43% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbilt	5.750	01/01/2008	Aa2/AA*	250,000	268,270
Metropolitan Government Of Nashville & Davidson County Vanderbilt	6.000	05/01/2008	Aa2/AA*	510,000	552,575
Tn State School Board Authority Higher Education Facility	4.300	05/01/2008	Aa3/AA-*	490,000	507,851
Tennessee State School Board Authority Higher Education Facilities	4.800	05/01/2014	Aa2/AA-*	100,000	105,412

					1,434,108
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.32% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/01/2006	Aa2/AA*/AA@	700,000	727,993
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	104,822

					832,815

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

PREREFUNDED BONDS
4.12% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800%	06/01/2011	Aaa	$100,000	$105,509
Memphis TN General Improvement	5.250	04/01/2016	Aa3/AA*/AA-@	450,000	481,302
Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	Aaa/AAA*	200,000	208,538

					795,349
LEASE REVENUE BONDS
2.71% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	263,723
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/01/2006	Aa3/AA-*/A+@	255,000	260,021

					523,744
MUNICIPAL UTILITY REVENUE BONDS
1.48% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	03/01/2010	Aa3/AA*	170,000	181,414
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/01/2009	Aa3/AA*/AA@	100,000	104,023

					285,437
STATE AND LOCAL MORTGAGE REVENUE BONDS
.62% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	01/01/2009	NR	240,000	120,000
					120,000

Total Investments (cost $18,723,340)(a) - 97.67% of Net Assets					$18,843,085

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value (see note 1) At June 30, 2005, fair valued securities represent 0.62% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$210,841
Unrealized depreciation	(91,096)

Net unrealized appreciation	$119,745

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $18,723,340)		$18,843,085
Cash		265,865
Receivable from investments sold		35,000
Interest receivable		211,238

Total assets		19,355,188
LIABILITIES:
Payable for:
Distributions to shareholders	$11,301
Fund shares redeemed	10,610
Investment advisory fee	5,714
Transfer agent fee	2,361
Other	1,992

Total liabilities		31,978

NET ASSETS:
Capital		19,307,361
Net accumulated realized loss on investment transactions		(103,896)
Net unrealized appreciation in value of investments		119,745

Net assets at value		$19,323,210

NET ASSET VALUE, offering price and redemption price per share ($19,323,210 - : - 1,822,710 shares outstanding; unlimited number of shares authorized; no par value)		$10.60

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$678,860

Expenses:
Investment advisory fee	100,697
Transfer agent fee	30,103
Professional fees	9,119
Custodian and interest expense	7,594
Trustee fees	1,623
Other expenses	9,287

Total expenses	158,423
Expenses waived by Adviser	(38,300)
Custodian and interest expense reductions	(7,594)

Net expenses	112,529

Net investment income	566,331

Realized and unrealized gain/(loss) on investments:
Net realized loss	(60,556)
Net increase in unrealized appreciation	97,362

Net realized and unrealized gain on investments	36,806

Net increase in net assets resulting from operations	$603,137

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$566,331	$533,150
Net realized (loss)/gain on investments	(60,556)	10,221
Net increase/(decrease) in unrealized appreciation	97,362	(615,735)

Net increase/(decrease) in net assets resulting from operations	603,137	(72,364)
Distributions to shareholders from net investment income	(566,331)	(533,150)
Net fund share transactions	(1,024,338)	4,916,653

Total (decrease)/increase	(987,532)	4,311,139
Net assets:
Beginning of year	20,310,742	15,999,603

End of year	$19,323,210	$20,310,742

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$10.58	$10.91	$10.50	$10.35	$10.18

Income from investment operations:
Net investment income	0.30	0.32	0.35	0.40	0.42
Net gains/(losses) on securities, both realized and unrealized	0.02	(0.33)	0.41	0.15	0.17

Total from investment operations	0.32	(0.01)	0.76	0.55	0.59
Less distributions:
Distributions from net investment income	(0.30)	(0.32)	(0.35)	(0.40)	(0.42)

Net asset value, end of year	$10.60	$10.58	$10.91	$10.50	$10.35

Total return	3.05%	(0.07)%	7.37%	5.43%	5.85%
Net assets, end of year (in thousands)	$19,323	$20,311	$16,000	$11,366	$7,216
Ratio of net expenses to average net assets (a)	0.56%	0.51%	0.50%	0.41%	0.59%
Ratio of net investment income to average net assets	2.81%	2.99%	3.29%	3.84%	4.03%
Portfolio turnover	13.91%	5.92%	20.27%	22.10%	48.90%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.
Expenses waived by Adviser and custodian and interest expense reductions were:
.19% and .04% for 2005, .22% and .04% for 2004, .23% and .04% for 2003, .35% and .06% for 2002, and .17% and .07% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies—100%

June 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value

FEDERAL HOME LOAN BANK
38.58% of Net Assets
Medium Term Note	5.125%	06/08/2015	Aaa/AAA*/AAA@	$1,500,000	$1,507,363
Medium Term Note	7.000	08/15/2014	Aaa/AAA*/AAA@	500,000	598,548
Medium Term Note	5.625	02/12/2018	Aaa/AAA*/AAA@	1,500,000	1,500,312
Medium Term Note	5.250	05/21/2018	Aaa/AAA*/AAA@	1,000,000	992,079
Medium Term Note	5.620	08/06/2018	Aaa/AAA*/AAA@	3,000,000	3,000,528
Medium Term Note	5.220	12/15/2014	Aaa/AAA*/AAA@	1,000,000	1,006,086

					8,604,916

FEDERAL NATIONAL MORTGAGE ASSOCIATION
24.51% of Net Assets
Medium Term Note	5.750	11/07/2017	Aaa/AAA*/AAA@	400,000	402,615
Medium Term Note	5.300	08/15/2013	Aaa/AAA*/AAA@	2,000,000	2,063,576
Medium Term Note	5.500	12/09/2014	Aaa/AAA*/AAA@	1,000,000	1,000,480
Medium Term Note	5.250	12/30/2015	Aaa/AAA*/AAA@	1,000,000	1,002,787
Medium Term Note	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	998,844

					5,468,302

FEDERAL HOME LOAN MORTGAGE
19.88% of Net Assets
Medium Term Note	5.000	03/27/2018	Aaa/AAA*/AAA@	500,000	500,006
Medium Term Note	5.125	11/07/2013	Aaa/AAA*/AAA@	1,000,000	1,003,808
Medium Term Note	5.500	09/12/2013	Aaa/AAA*/AAA@	1,500,000	1,505,366
Medium Term Note	4.875	03/15/2007	Aaa/AAA*/AAA@	1,400,000	1,425,916

					4,435,096

FEDERAL FARM CREDIT
9.89% of Net Assets
Medium Term Note	5.300	06/24/2014	Aaa/AAA*/AAA@	2,050,000	2,206,333

					2,206,333

STUDENT LOAN MARKETING ASSOCIATION
5.36% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,194,652

					1,194,652

CASH EQUIVALENTS
.88% of Net Assets
US Bank U.S. Treasury Money Market Fund				195,363	195,363

					195,363

Total Investments (cost $21,501,850)(a) - 99.10% of Net Assets					$22,104,662

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All	other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$653,827
Unrealized depreciation	(51,015)

Net unrealized appreciation	$602,812

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005

ASSETS:
Investments in securities, at value (Cost: $21,501,850)		$22,104,662
Cash		17,423
Interest receivable		267,118
Prepaid expenses		11,071

Total assets		22,400,274
LIABILITIES:
Payable for:
Distributions to shareholders	$19,920
Fund shares redeemed	2,211
Investment advisory fee	3,664
Transfer agent fee	5,322

Total liabilities		31,117

NET ASSETS:
Capital		22,168,061
Net accumulated realized loss on investment transactions		(401,716)
Net unrealized appreciation in value of investments		602,812

Net assets at value		$22,369,157

NET ASSET VALUE, offering price and redemption price per share ($22,369,157 -:- 2,220,722 shares outstanding; unlimited number of shares authorized; no par value)		$10.07

STATEMENT OF OPERATIONS

For the year ended June 30, 2005

Net investment income:
Interest income	$1,080,943

Expenses:
Investment advisory fee	42,115
Transfer agent fee	31,241
Custodian and interest expense	9,257
Professional fees	4,013
Trustee fees	1,651
Printing fees	5,000
Postage fees	5,000
Other expenses	3,498

Total expenses	101,775
Custodian and interest expense reductions	(9,257)

Net expenses	92,518

Net investment income	988,425

Realized and unrealized loss on investments:
Net realized loss	(27,142)
Net increase in unrealized appreciation	267,746

Net realized and unrealized gain on investments	240,604

Net increase in net assets resulting from operations	$1,229,029

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2005 and 2004

	2005	2004
Increase in net assets:
Operations:
Net investment income	$988,425	$947,761
Net realized loss on investments	(27,142)	(117,848)
Net increase/(decrease) in unrealized appreciation	267,746	(644,245)

Net increase in net assets resulting from operations	1,229,029	185,668
Distributions to shareholders from net investment income	(988,425)	(947,761)
Net fund share transactions	4,053,285	79,612

Total increase/(decrease)	4,293,889	(682,481)
Net assets:
Beginning of year	18,075,268	18,757,749

End of year	$22,369,157	$18,075,268

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$9.94	$10.35	$10.07	$9.83	$9.43

Income from investment operations:
Net investment income	0.47	0.52	0.53	0.58	0.64
Net gains/(losses) on securities, both realized and unrealized	0.13	(0.41)	0.28	0.24	0.40

Total from investment operations	0.60	0.11	0.81	0.82	1.04
Less distributions:
Distributions from net investment income	(0.47)	(0.52)	(0.53)	(0.58)	(0.64)

Net asset value, end of year	$10.07	$9.94	$10.35	$10.07	$9.83

Total return	6.17%	1.09%	8.23%	8.54%	11.29%
Net assets, end of year (in thousands)	$22,369	$18,075	$18,758	$13,412	$11,057
Ratio of net expenses to average net assets (a)	0.44%	0.45%	0.45%	0.48%	0.42%
Ratio of net investment income to average net assets	4.68%	5.12%	5.19%	5.81%	6.56%
Portfolio turnover	28.88%	42.35%	53.62%	75.15%	24.94%

(a)	Percentages before custodian and interest expense reductions were:
.48% for 2005, .48% for 2004, .48% for 2003, .52% for 2002, and .46% for 2001.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series, and

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

1.	Significant Accounting Policies, continued:

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on the accrual basis.

D.	When-Issued Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until payment takes place. At the time the funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2005. Therefore, no federal income tax provision is required.

F.	Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series, and
North Carolina Tax-Free Short-to-Medium Series, and
Tennessee Tax-Free Short-to-Medium Series, and
Intermediate Government Bond Series, and

Quarterly for:	Alabama Tax-Free Income Series, and
Kentucky Tax-Free Income Series, and
Mississippi Tax-Free Income Series, and
North Carolina Tax-Free Income Series, and
Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

2.	Investment Advisory Fee, continued:

under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the year ended June 30, 2005 , investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$33,533	$23,847
Kentucky Tax-Free Income Series	$2,672,950	—
Kentucky Tax-Free Short-to-Medium Series	$501,551	—
Mississippi Tax-Free Income Series	$20,114	$18,168
North Carolina Tax-Free Income Series	$207,058	—
North Carolina Tax-Free Short-to-Medium Series	$84,591	$35,439
Tennessee Tax-Free Income Series	$390,998	—
Tennessee Tax-Free Short-to-Medium Series	$100,697	$38,300
Intermediate Government Bond Series	$42,115	—

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc; the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

3.	Purchases and Sales of Securities

During the year ended June 30, 2005, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,719,735	$261,732
Kentucky Tax-Free Income Series	139,454,213	125,556,227
Kentucky Tax-Free Short-to-Medium Series	12,363,941	9,361,236
Mississippi Tax-Free Income Series	1,583,002	350,460
North Carolina Tax-Free Income Series	8,296,338	3,263,255
North Carolina Tax-Free Short-to-Medium Series	1,482,260	973,730
Tennessee Tax-Free Income Series	16,935,703	7,292,083
Tennessee Tax-Free Short-to-Medium Series	1,592,165	2,609,945
Intermediate Government Bond Series	10,082,035	5,902,966

4.	Capital Shares

At June 30, 2005 there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

4.	Capital Shares, continued:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2005		Year Ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	257,047	$3,038,742	104,313	$1,219,419
Shares issued for reinvestment of distributions	18,821	221,221	12,749	150,214
Shares redeemed	(81,481)	(964,594)	(47,759)	(551,918)

Net increase	194,387	$2,295,369	69,303	$817,715

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2005		Year Ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	11,236,963	$85,955,642	9,378,748	$71,597,853
Shares issued for reinvestment of distributions	2,555,754	19,449,910	2,018,784	15,538,869
Shares redeemed	(6,759,937)	(51,700,394)	(8,570,632)	(65,117,332)

Net increase	7,032,780	$53,705,158	2,826,900	$22,019,390

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2005		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,533,367	$24,090,958	6,216,495	$33,439,642
Shares issued for reinvestment of distributions	409,453	2,172,815	409,083	2,200,547
Shares redeemed	(4,921,385)	(26,133,145)	(6,414,262)	(34,307,863)

Net increase	21,435	130,628	211,316	$1,332,326

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2005		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	133,931	$1,574,161	80,110	$927,889
Shares issued for reinvestment of distributions	12,532	146,062	7,382	86,327
Shares redeemed	(19,655)	(231,094)	(42,367)	(492,165)

Net increase	126,808	$1,489,129	45,125	$522,051

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2005		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	803,105	$8,888,885	594,702	$6,528,849
Shares issued for reinvestment of distributions	129,319	1,422,722	101,591	1,126,595
Shares redeemed	(498,287)	(5,493,182)	(667,796)	(7,330,858)

Net increase	434,137	$4,818,425	28,497	$324,586

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

4.	Capital Shares, continued:

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2005		Year Ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	494,522	$5,275,289	917,078	$9,836,113
Shares issued for reinvestment of distributions	33,493	356,511	29,653	318,708
Shares redeemed	(425,310)	(4,536,020)	(739,783)	(7,920,422)

Net increase	102,705	$1,095,780	206,948	$2,234,399

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2005		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,786,902	$19,956,182	1,791,653	$19,949,522
Shares issued for reinvestment of distributions	152,080	1,688,267	112,020	1,256,050
Shares redeemed	(1,053,564)	(11,746,976)	(640,653)	(7,064,445)

Net increase	885,418	$9,897,473	1,263,020	$14,141,127

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2005		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	380,688	$4,070,797	976,547	$10,532,099
Shares issued for reinvestment of distributions	41,975	447,462	31,103	335,255
Shares redeemed	(519,856)	(5,542,597)	(554,217)	(5,950,701)

Net increase	(97,193)	($1,024,338)	453,433	$4,916,653

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2005		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	639,505	$6,423,219	294,606	$2,979,064
Shares issued for reinvestment of distributions	77,573	778,570	62,114	627,270
Shares redeemed	(313,969)	(3,148,504)	(350,592)	(3,526,722)

Net increase	403,109	$4,053,285	6,128	$79,612

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these Funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a fund that is not concentrated in these issuers to the same extent.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

6.	Federal Income Taxes

At June 30, 2005 the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any.

The capital loss carryforwards expire as follows:

	2006	2007	2008	2009	2010	2011	2012	2013	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$63	$1,444	$1,430	$157	$3,094
Kentucky Tax-Free Income Series	—	—	—	1,871,357	—	—	—	267,523	2,138,880
Kentucky Tax-Free Short-to-Medium Series	73,155	—	135,232	312,672	34,064	—	44,500	329,431	929,054
North Carolina Tax-Free Income Series	—	—	53,140	—	17,738	—	964,705	—	1,035,583
North Carolina Tax-Free Short-to-Medium Series	—	—	5,915	22,226	—	—	10,514	4,659	43,314
Tennessee Tax-Free Income Series	—	—	276,976	523,414	69,806	18,314	175,434	28,670	1,092,614
Tennessee Tax-Free Short-to-Medium Series	—	—	5,991	37,349	—	—		797	44,137
Intermediate Government Bond Series	—	—	209,853	46,873	—	—	177,848	2	374,576

The tax basis components of distributable earnings for each of the Funds differs from the book basis by the amounts of Post October Losses listed below and Distributions to Shareholders as listed on the Statements of Assets and Liabilities.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal 2005 as follows:

Post October Losses
Kentucky Tax-Free Income Series	$(435,790)
Kentucky Tax-Free Short-to-Medium Series	(13,424)
North Carolina Tax-Free Short-to-Medium Series	(16,019)
Tennessee Tax-Free Short-to-Medium Series	(59,759)
Intermediate Government Bond Series	(27,140)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

6.	Federal Income Taxes, continued:

At June 30, 2005 the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Gains	Capital
Kentucky Tax-Free Short-to-Medium Series	$188,198	($188,198)

The tax character of distributions paid for the years ended June 30, 2005 and 2004 were as follows:

	6/30/2005			6/30/2004
	Tax Exempt Income	Ordinary Income	Long- term Capital Gain	Tax Exempt Income	Ordinary Income	Long- term Capital Gain
Alabama Tax-Free Income Series	$273,588	$—	$—	$222,005	$—	$—
Kentucky Tax-Free Income Series	27,597,283	—	—	26,976,997	—	—
Kentucky Tax-Free Short-to-Medium Series	2,885,070	—	—	3,054,917	—	—
Mississippi Tax-Free Income Series	160,579	—	—	122,010	—	691
North Carolina Tax-Free Income Series	1,643,099	—	—	1,587,135	—	—
North Carolina Tax-Free Short-to-Medium Series	474,522	—	—	453,640	—	—
Tennessee Tax-Free Income Series	3,042,731	—	—	2,696,389	—	—
Tennessee Tax-Free Short-to-Medium Series	566,331	—	—	533,150	—	—
Intermediate Government Bond Series	—	988,425	—	—	947,761	—

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand and the agreement expires on September 30, 2005. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report

•	Comply with all agreements with the lender and with applicable laws and regulations

•	Maintain appropriate insurance coverage

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

8.	Line of Credit Agreement and Custodian Agreement, continued:

The Kentucky Tax-Free Income Series and the Kentucky Tax-Free-Short-to-Medium Series had outstanding borrowings of $543,000 and $44,000 respectively at an interest rate of 6.25% as of June 30, 2005. During the year ended June 30, 2005, the weighted average borrowings for each Series were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$14,614
Kentucky Tax Free Income Series	899,093
Kentucky Tax-Free Short-to-Medium Series	149,072
Mississippi Tax-Free Income Series	2,692
North Carolina Tax-Free Income Series	17,389
North Carolina Tax-Free Short-to-Medium Series	14,036
Tennessee Tax-Free Income Series	2,255
Tennessee Tax-Free Short-to-Medium Series	26,112
Intermediate Government Bond Series	63,066

The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. This reduction also includes interest expense incurred on any outstanding borrowings under the line of credit discussed above. During the year, these credits reduced each of the Fund’s expenses by the amount shown on the statements of operation as “custodian and interest expense reductions.”

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors Trustees of

Dupree Mutual Funds:

We have audited the accompanying statement of assets and liabilities of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series) (the Funds), including the schedules of portfolio investments, as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Dupree Mutual Funds at June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 4, 2005

DUPREE MUTUAL FUNDS

Other Unaudited Information

June 30, 2005

Trustee and officer information

The	following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee
Officers:
THOMAS P. DUPREE SR. 125 South Mill Street Lexington, KY 40507 Age: 75	President	26 years service as President	Chairman of the Board of Dupree & Company, Inc., President of Dupree Investment Advisers, Inc. Director, Office Suites Plus, Inc.	9	Office Suites Plus

Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 54	Compliance Officer	Annual Term; 1 year of service	Attorney at Law, Darsie & Elste. Austrubber Farm, beef cattle farming	N/A	N/A

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 44	Vice President, Secretary, Treasurer	Annual Term; 7 years of service as Vice President, 5 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 45	Assistant Vice President	Annual Term: 12 years of service	Assistant Vice President of Dupree & Company, Inc.	N/A	N/A

Trustees:
WILLIAM A. COMBS, JR. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 64	Chairman, Trustee	Annual Term 4 years of service Chairman; 16 years of service Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A

LUCY A. BREATHITT 1703 Fairway Drive Lexington, KY 40502 Age: 68	Trustee	Annual Term 9 years of service Trustee	Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission	9	N/A

C. TIMOTHY CONE 201 West Short Street Lexington, KY 40507 Age: 60	Trustee	Annual Term 3 years of service Trustee	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A

DUPREE MUTUAL FUNDS

Other Unaudited Information

June 30, 2005

Trustee and officer information, continued:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Director
J. WILLIAM HOWERTON 3954 Primrose Place Paducah, KY 42001 Age: 73	Trustee	Annual Term 5 years of service Trustee	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator, Arbitrator and Special Judge.	9	N/A

WILLIAM S. PATTERSON 367 West Short Street Lexington, KY 40507 Age: 73	Trustee	26 Years of service Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding, farming)	9	N/A

As of June 30, 2005, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser, nor were the non-interested Trustees under direct or indirect or common control with the Investment Adviser. Further, the Trust does not have an underwriter.

The	Statement of Additional Information (“SAI”) includes additional information about Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy	Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and

Exchange	Commission’s website at http://www.sec.gov.

Quarterly	Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling 800-866-0614. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule	of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2005” to estimate the expenses you paid on your account during this period.

DUPREE MUTUAL FUNDS

Other Unaudited Information

June 30, 2005

Schedule	of Shareholder Expenses, continued:

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense Ratio Annualized June 30, 2005	Beginning Account Value January 1, 2005*	Ending Account Value June 30, 2005**	Expenses Paid During the Six Months Ended June 30, 2005
Alabama Tax-Free Income Series
Actual	.50%	$1,000.00	$1,026.00	$2.51
Hypothetical	.50	1,000.00	1,024.70	2.51
Kentucky Tax-Free Income Series
Actual	.57	1,000.00	1,022.20	2.86
Hypothetical	.57	1,000.00	1,024.70	2.86
Kentucky Tax-Free Short-to-Medium Series
Actual	.68	1,000.00	1,003.00	3.38
Hypothetical	.68	1,000.00	1,024.70	3.41
Mississippi Tax-Free Income Series
Actual	.42	1,000.00	1,028.40	2.11
Hypothetical	.42	1,000.00	1,024.70	2.11
North Carolina Tax-Free Income Series
Actual	.68	1,000.00	1,021.50	3.41
Hypothetical	.68	1,000.00	1,024.70	3.41
North Carolina Tax-Free Short-to-Medium Series
Actual	.58	1,000.00	1,004.60	2.88
Hypothetical	.58	1,000.00	1,024.70	2.91
Tennessee Tax-Free Income Series
Actual	.66	1,000.00	1,021.10	2.85
Hypothetical	.66	1,000.00	1,024.70	3.31
Tennessee Tax-Free Short-to-Medium Series
Actual	.57	1,000.00	1,002.70	2.83
Hypothetical	.57	1,000.00	1,024.70	2.86

DUPREE MUTUAL FUNDS

Other Unaudited Information

June 30, 2005

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2005	Beginning Account Value January 1, 2005*	Ending Account Value June 30, 2005**	Expenses Paid During the Six Months Ended June 30, 2005
Intermediate Government Bond Series
Actual	.43%	$1,000.00	$1,022.10	$2.15
Hypothetical	.43	1,000.00	1,024.70	2.16

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [number of days in most recent fiscal half-year/365] (to reflect one-half year period).

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is incorporated by reference from the registrant’s Post Effective Amendment No. 44. There have been no amendments to or waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2005.

Item 5.	Not applicable

Item 6.	Included as part of item 1.

Item 7.	Not applicable

Item 8.	Not applicable.

Item 9.	Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.	Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the disclosure controls and procedures effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) (1) Incorporated by reference from Post Effective Amendment No. 44

(a) (2) Certifications

(a) (3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By	/S/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, President

Date 19th August, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, Sr., President

Date 19th August, 2005

By	/S/ MICHELLE M DRAGOO
Michelle M. Dragoo, Treasurer

Date 19th August, 2005